Events (Unaudited) Subsequent to the Date of the Report of Independent Registered Public Accounting Firm - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2016	Oct. 18, 2016
Director [Member]
Subsequent Event [Line Items]
Description of affiliations of a member of the Company's board of directors	Byron Deeter, a member of the Company’s board of directors, is also a member of the board of directors of SpeakEasy. In addition, Mr. Deeter is a partner of Bessemer Ventures Partners, and entities affiliated with Bessemer Venture Partners own more than 5% of the Company’s outstanding capital stock and own more than 10% of the outstanding capital stock of SpeakEasy.
Subsequent Event [Member] | SpeakEasy Tech, Inc. | Maximum
Subsequent Event [Line Items]
Convertible notes that company proposed to purchase per non-binding term sheet		$ 1,000,000